Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders Equity Note [Abstract]
Schedule Of Stockholders' Equity Note, Warrants Or Rights [Table Text Block]
Warrants consist of the following:

	Shares	Weighted average exercise price	Weighted average remaining contract term (years)
Warrants outstanding at December 31, 2013	416,529	$15.50	4.3
Granted	16,851	15.10	5.0
Exercised	-	-	-
Forfeited or lapsed	-	-	-
Warrants outstanding at June 30, 2014	433,380	$15.50	4.9

The following table provides summary information on warrants outstanding as of December 31, 2013 and 2012, with summary information on the various warrants issued by the Company in private placement transactions, warrants exercised to date, warrants that are presently exercisable and the current exercise prices of such warrants.

	2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Warrants outstanding January 1	234,247	$41.50	237,922	$41.50
Granted during year	415,616	15.50	-	-
Exercised	-		-	-
Lapsed	(233,334)	41.50	(3,676)	117.50
Outstanding at December 31	416,529	$15.00	234,246	$41.50
Weighted average years remaining	4.3		1.5